Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in the Carrying Amount of Goodwill
The changes in the carrying amount of goodwill for each reporting unit from 2020 to 2022 was as follows:

	Baidu Core excluding SLG	SLG	iQIYI	Total
	RMB	RMB	RMB	RMB
	(In millions)
Balance at December 31, 2020	18,360	—	3,888	22,248

Goodwill acquired (Note 3)	357	—	—	357
Goodwill reassigned (Note 2)	(1,777)	1,777	—	—
Balance at December 31, 2021	16,940	1,777	3,888	22,605

Goodwill disposed	(66)	—	(62)	(128)
Balance at December 31, 2022	16,874	1,777	3,826	22,477

Balance at December 31, 2022, in US$	2,447	257	555	3,259

Intangible Assets
Intangible Assets

	As of December 31, 2021
	Gross carrying value	Accumulated impairment	Accumulated amortization	Net carrying value
	RMB	RMB	RMB	RMB
	(In millions)
Trademarks	1,054	(238)	(278)	538
Technology	1,087	(52)	(486)	549
Intellectual property right	1,691	(473)	(841)	377
Online literature	155	—	(76)	79
Others	906	(19)	(741)	146

	4,893	(782)	(2,422)	1,689

	As of December 31, 2022
	Gross carrying value	Accumulated impairment	Accumulated amortization	Net carrying value	Net carrying value
	RMB	RMB	RMB	RMB	US$
	(In millions)
Trademarks	966	(238)	(324)	404	59
Technology	1,059	(52)	(652)	355	51
Intellectual property right	1,769	(473)	(924)	372	54
Online literature	141	—	(110)	31	4
Others	350	(20)	(238)	92	14

	4,285	(783)	(2,248)	1,254	182

Estimated Amortization Expense Relating to Existing Intangible Assets with Finite Lives
Estimated amortization expense relating to the existing intangible assets with finite lives for each of the next five years is as follow:

	RMB	US$
	(In millions)
For the years ending December 31,
2023	347	50
2024	300	43
2025	237	34
2026	166	24
2027	148	21